Schedule of common stock warrant (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Balance, amount	$ 5,600,100
Balance of units	3,435,719
Warrant arising from acquisition of Siyata PTT		$ 100
Warrant arising from acquisition of Siyata PTT, units		136
Issuance of warrants		$ 5,600,000
Issuance of warrants, units	2,108,971	3,435,583
Balance, amount	$ 5,600,100	$ 5,600,100
Balance, units	5,544,554	3,435,719
Warrants [Member] | 11-Jan-22 [Member]
Class of Warrant or Right [Line Items]
Balance, amount	$ 0
Balance of units	80
Warrant arising from acquisition of Siyata PTT
Warrant arising from acquisition of Siyata PTT, units		80
Issuance of warrants
Issuance of warrants, units
Balance, amount	$ 0	$ 0
Balance, units	80	80
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Balance of units	3,435,383
Balance, amount	$ 5,600,000
Balance, units	5,544,554	3,435,383
Pre-funded Warrants [Member] | 31-Oct-23 [Member]
Class of Warrant or Right [Line Items]
Balance, amount	$ 100
Balance of units	56
Warrant arising from acquisition of Siyata PTT		$ 100
Warrant arising from acquisition of Siyata PTT, units		56
Issuance of warrants
Issuance of warrants, units
Balance, amount	$ 100	$ 100
Balance, units	56	56
Pre-funded Warrants [Member] | 3-Oct-25 [Member]
Class of Warrant or Right [Line Items]
Balance, amount	$ 5,600,000
Balance of units	3,435,583
Warrant arising from acquisition of Siyata PTT
Warrant arising from acquisition of Siyata PTT, units
Issuance of warrants		$ 5,600,000
Issuance of warrants, units	2,108,971	3,435,583
Balance, amount	$ 5,600,000	$ 5,600,000
Balance, units	5,544,554	3,435,583